Business Combination - Allocation of the purchase price (Details)			12 Months Ended
	Aug. 05, 2022 shares	Sep. 01, 2021 CNY (¥) shares	Mar. 31, 2022 USD ($)	Mar. 31, 2023 USD ($)
Fair value of total consideration transferred:
Less: Cash acquired from business combination | $			$ (50,427)
Recognized amounts of identifiable assets acquired and liability assumed:
Goodwill | $			$ 4,581,112	$ 4,306,579
Issuance of ordinary shares as part of the acquisition (in shares) | shares	791,667
Shenzhen Jisen Information Tech Limited [Member]
Fair value of total consideration transferred:
Equity instrument (2.9 million common shares issued)		¥ 4,640,000
Less: Cash acquired from business combination		(50,427)
Recognized amounts of identifiable assets acquired and liability assumed:
Current assets		17,152
Intangible asset - computer software copyrights		175,854
Current liabilities		(140,581)
Deferred tax liabilities		(43,964)
Total identifiable net assets		8,461
Goodwill		¥ (4,581,112)
Issuance of ordinary shares as part of the acquisition (in shares) | shares		2,900,000